UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400
         Minneapolis, MN  55402

13F File Number:  028-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

 /s/  David M. Carlson     Minneapolis, MN     October 24, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    $293,372 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      215     2996 SH       SOLE                        0        0     2996
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    10310   195717 SH       SOLE                        0        0   195717
American New Perspective - A   EQ MF            648018109      212     8527 SH       SOLE                        0        0     8527
AUTOMATIC DATA PROCESSING IN   COM              053015103     9827   208414 SH       SOLE                        0        0   208414
BEMIS INC                      COM              081437105     9387   320266 SH       SOLE                        0        0   320266
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1282       12 SH       SOLE                        0        0       12
CHEVRON CORP NEW               COM              166764100      580     6260 SH       SOLE                        0        0     6260
COLGATE PALMOLIVE CO           COM              194162103      207     2330 SH       SOLE                        0        0     2330
CONAGRA FOODS INC              COM              205887102     3276   135275 SH       SOLE                        0        0   135275
CR Bard Inc.                   COM              831398326     9519   108736 SH       SOLE                        0        0   108736
CVS CAREMARK CORPORATION       COM              126650100    10273   305840 SH       SOLE                        0        0   305840
DANAHER CORP DEL               COM              235851102     9140   217927 SH       SOLE                        0        0   217927
Dodge & Cox Stock              EQ MF            256219106     3766    41001 SH       SOLE                        0        0    41001
DONALDSON INC                  COM              257651109    10808   197221 SH       SOLE                        0        0   197221
Dreyfus Appreciation           EQ MF            261970107     4174   113400 SH       SOLE                        0        0   113400
ECOLAB INC                     COM              278865100     9587   196103 SH       SOLE                        0        0   196103
EXPEDITORS INTL WASH INC       COM              302130109     8755   215906 SH       SOLE                        0        0   215906
EXXON MOBIL CORP               COM              30231g102     1234    16992 SH       SOLE                        0        0    16992
FEDEX CORP                     COM              31428X106     8122   120013 SH       SOLE                        0        0   120013
FRANKLIN RES INC               COM              354613101     8476    88625 SH       SOLE                        0        0    88625
Harbor International           EQ MF            411511306     4303    85846 SH       SOLE                        0        0    85846
ILLINOIS TOOL WKS INC          COM              452308109     8880   213473 SH       SOLE                        0        0   213473
INTERNATIONAL BUSINESS MACHS   COM              459200101      638     3651 SH       SOLE                        0        0     3651
Jensen I                       EQ MF            476313309     4200   172349 SH       SOLE                        0        0   172349
JOHNSON & JOHNSON              COM              478160104    10212   160336 SH       SOLE                        0        0   160336
JOHNSON CTLS INC               COM              478366107     8200   310962 SH       SOLE                        0        0   310962
KOHLS CORP                     COM              500255104     9249   188378 SH       SOLE                        0        0   188378
MCDONALDS CORP                 COM              580135101      267     3036 SH       SOLE                        0        0     3036
MEDTRONIC INC                  COM              585055106     9523   286488 SH       SOLE                        0        0   286488
MICROSOFT CORP                 COM              594918104    10027   402840 SH       SOLE                        0        0   402840
Mutual Beacon Fund             EQ MF            628380305     3610   333672 SH       SOLE                        0        0   333672
Mutual Shares                  EQ MF            628380107      199    10861 SH       SOLE                        0        0    10861
NOVARTIS A G                   SPONSORED ADR    66987v109     9495   170246 SH       SOLE                        0        0   170246
OMNICOM GROUP INC              COM              681919106      424    11518 SH       SOLE                        0        0    11518
ORACLE CORP                    COM              68389X105     9949   346177 SH       SOLE                        0        0   346177
PEPSICO INC                    COM              713448108      302     4880 SH       SOLE                        0        0     4880
PROCTER & GAMBLE CO            COM              742718109     9801   155133 SH       SOLE                        0        0   155133
Royce Premier Fund             EQ MF            780905600     8000   444486 SH       SOLE                        0        0   444486
SHERWIN WILLIAMS CO            COM              824348106     9708   130627 SH       SOLE                        0        0   130627
SIGMA ALDRICH CORP             COM              826552101     9882   159924 SH       SOLE                        0        0   159924
STRYKER CORP                   COM              863667101     9084   192736 SH       SOLE                        0        0   192736
SYSCO CORP                     COM              871829107     9044   349172 SH       SOLE                        0        0   349172
TARGET CORP                    COM              87612E106      357     7280 SH       SOLE                        0        0     7280
Vanguard Institutional Index F EQ MF            922040100     6306    60938 SH       SOLE                        0        0    60938
Vanguard Intl Growth           EQ MF            921910204     4222   268044 SH       SOLE                        0        0   268044
WAL MART STORES INC            COM              931142103     9788   188589 SH       SOLE                        0        0   188589
Wasatch Small Cap Growth Fund  EQ MF            936772102     7992   225941 SH       SOLE                        0        0   225941
WELLS FARGO & CO NEW           COM              949746101      560    23230 SH       SOLE                        0        0    23230